UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  600 Third Avenue, 2nd Floor,
          New York, New York 10016

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        May 10, 2013
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:   $96,260 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                 AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                 ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


ANHEUSER BUSCH INBEV SA/NV   SPNSRD ADR  03524A108   7209    72416   SH                      SOLE               72416       0     0
ANHEUSER BUSCH INBEV SA/NV   SPNSRD ADR  03524A108   4866    48884   SH                      DEFINED     1          0   48884     0
APPLE INC                    COM         037833100   1107     2500   SH                      SOLE                2500       0     0
BEAM INC                     COM         073730103   1476    23237   SH                      SOLE               23237       0     0
BEAM INC                     COM         073730103    776    12213   SH                      DEFINED     1          0   12213     0
BMC SOFTWARE INC             COM         055921100    348     7518   SH                      SOLE                7518       0     0
BMC SOFTWARE INC             COM         055921100    300     6482   SH                      DEFINED     1          0    6482     0
BURGER KING WORLDWIDE INC    COM         121220107   4011   210000   SH                      SOLE              210000       0     0
CONSTELLATION BRANDS INC     CL A        21036P108  11643   244400   SH         PUT          SOLE              244400       0     0
CONSTELLATION BRANDS INC     CL A        21036P108   7413   155600   SH         PUT          DEFINED     1          0  155600     0
DIRECTV                      COM         25490A309   2849    50320   SH                      SOLE               50320       0     0
DIRECTV                      COM         25490A309   2099    37080   SH                      DEFINED     1          0   37080     0
DONNELLEY R R & SONS CO      COM         257867101   1433   118900   SH         PUT          SOLE              118900       0     0
DONNELLEY R R & SONS CO      COM         257867101   1899   157600   SH         PUT          DEFINED     1          0  157600     0
HEINZ H J CO                 COM         423074103   4860    67254   SH                      SOLE               67254       0     0
HEINZ H J CO                 COM         423074103   3270    45246   SH                      DEFINED                0   45246     0
LIBERTY GLOBAL INC           COM         530555309   2297    33465   SH                      SOLE               33465       0     0
LIBERTY GLOBAL INC           COM         530555309   1135    16535   SH                      DEFINED     1          0   16535     0
METROPCS COMMUNICATIONS INC  COM         591708102   3080   282564   SH                      SOLE              282564       0     0
METROPCS COMMUNICATIONS INC  COM         591708102   1280   117436   SH                      DEFINED     1          0  117436     0
METROPCS COMMUNICATIONS INC  COM         591708102   1089    99900   SH        CALL          SOLE               99900       0     0
METROPCS COMMUNICATIONS INC  COM         591708102   2181   200100   SH        CALL          DEFINED     1          0  200100     0
OBAGI MEDICAL PRODUCTS INC   COM         67423R108    269    13625   SH                      SOLE               13625       0     0
OBAGI MEDICAL PRODUCTS INC   COM         67423R108    357    18075   SH                      DEFINED     1          0   18075     0
PEPSICO INC                  COM         713448108   1459    18441   SH                      SOLE               18441       0     0
PEPSICO INC                  COM         713448108   1073    13559   SH                      DEFINED     1          0   13559     0
PRECIDIAN ETFS TR            MAXI NIKKEI 74016W106    236    14961   SH                      SOLE               14961       0     0
PROSHARES TR II              VIX SHT FUT 74347W692    873    80000   SH                      SOLE               80000       0     0
SANOFI                       RT 12/31/20 80105N113   4702  2641500   SH                      SOLE             2641500       0     0
SCRIPPS NETWORKS INTERACT IN CL A COM    811065101   1287    20000   SH                      SOLE               20000       0     0
TW TELECOM INC               COM         87311L104   6023   239086   SH                      SOLE              239086       0     0
TW TELECOM INC               COM         87311L104   7142   283509   SH                      DEFINED     1          0  283509     0
UNWIRED PLANET INC NEW       COM         91531F103   2654  1195472   SH                      SOLE             1195472       0     0
UNWIRED PLANET INC NEW       COM         91531F103   3564  1605378   SH                      DEFINED     1          0 1605378     0